Acquisitions (Tables)	6 Months Ended
Oct. 31, 2015
Acquisitions [Abstract]
Schedule Summarizing Allocation of GT Nexus Purchase Consideration

(in millions)
Cash	$14.8
Accounts receivable	36.5
Other current assets	13.9
Identified intangible assets:
Existing technology	93.3
Existing customer relationships	273.5
Tradenames	5.9
Other non-current assets	9.0
Goodwill	369.9
Deferred revenue	(11.3)
Current liabilities assumed	(32.6)
Long-term liabilities assumed	(87.7)
Noncontrolling interests	(10.2)
Total fair value of net assets acquired	675.0
Less fair value of redeemable noncontrolling interests	(125.0)
Purchase consideration	$550.0